NONCONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
NONCONTROLLING INTERESTS	NONCONTROLLING INTERESTS
NONCONTROLLING INTERESTS IN CONSOLIDATED AFFILIATES
Matariki Forestry Group
    As of December 31, 2024, we maintained a 77% controlling financial interest in Matariki Forestry Group (the “New Zealand subsidiary”), a joint venture that owns or leases approximately 412,000 legal acres of New Zealand timberland. Accordingly, we consolidated the New Zealand subsidiary’s balance sheet and results of operations. Income attributable to the New Zealand subsidiary’s 23% noncontrolling interests is reflected as an adjustment to income in our Consolidated Statements of Income and Comprehensive Income (Loss) under the caption “Net income attributable to noncontrolling interests in consolidated affiliates.” Rayonier New Zealand Limited (“RNZ”), a wholly-owned subsidiary, serves as the manager of the New Zealand subsidiary.
In accordance with ASC 205-20, the consolidated financial statements for all periods presented have been retrospectively revised to classify the New Zealand Subsidiary as discontinued operations in our Consolidated Statements of Income and Comprehensive Income (Loss). See Note 2 — Discontinued Operations for additional information.
Ferncliff Investors
We maintain an ownership interest in Ferncliff Investors, a real estate joint venture entity. In 2017, Ferncliff Management and Ferncliff Investors were formed for the purpose of raising capital from third parties to invest in an unconsolidated real estate joint venture entity, Bainbridge Landing LLC, for the development of a multi-family community containing apartments and townhouses on a five-acre parcel in Bainbridge Island, Washington. Ferncliff Management is the manager and 33.33% owner of Ferncliff Investors, with the remaining ownership interest in Ferncliff Investors held by third-party investors. During 2024, Bainbridge Landing LLC, a joint venture in which Ferncliff Investors held a 50% interest, was dissolved. All development and real estate sales activities related to the project was completed prior to the dissolution.
In 2022, Bainbridge Landing, LLC completed the planned sale of its multi-family apartment complex in Bainbridge Island, Washington for a purchase price of $65.5 million. The equity income related to the apartment complex sale was $16.0 million, of which $4.5 million was attributable to Rayonier. In 2024, Bainbridge Landing, LLC completed the sale of its remaining townhouse units. The income related to the final property sales was $0.8 million, of which $0.3 million was attributable to Rayonier. Income associated with the Bainbridge Landing, LLC joint venture has been recognized in our Consolidated Statements of Income and Comprehensive Income (Loss) under the caption “Other operating (expense) income, net.”
NONCONTROLLING INTERESTS IN THE OPERATING PARTNERSHIP
Noncontrolling interests in the Operating Partnership relate to the third-party ownership of Redeemable Operating Partnership Units. Net income attributable to the noncontrolling interests in the Operating Partnership is computed by applying the weighted average Redeemable Operating Partnership Units outstanding during the period as a percentage of the weighted average total units outstanding to the Operating Partnership’s net income for the period. If a noncontrolling unitholder redeems a unit for a registered common share of Rayonier or cash, the noncontrolling interests in the Operating Partnership will be reduced and the Company’s share in the Operating Partnership will be increased by the fair value of each security at the time of redemption.
The following table sets forth the Company’s noncontrolling interests in the Operating Partnership:

	2024	2023
Beginning noncontrolling interests in the Operating Partnership	$81,651	$105,763
Adjustment of noncontrolling interests in the Operating Partnership	(13,150)	2,421
Conversions of Redeemable Operating Partnership Units to common shares	(14,793)	(24,917)
Net income attributable to noncontrolling interests in the Operating Partnership	4,834	2,905
Other comprehensive loss attributable to noncontrolling interests in the Operating Partnership	(803)	(1,069)
Distributions to noncontrolling interests in the Operating Partnership (a)	(5,896)	(3,452)
Total noncontrolling interests in the Operating Partnership	$51,843	$81,651

(a)The year ended December 31, 2024 includes an additional distribution of $1.80 per Redeemable Operating Partnership Unit, consisting of a combination of cash and the Company’s Redeemable Operating Partnership Units. The distribution amount of $3.6 million was paid in cash and Redeemable Operating Partnership Units January 30, 2025, to holders of record on December 12, 2024. The year ended December 31, 2023 includes an additional distribution of $0.20 per Redeemable Operating Partnership Unit. The cash distribution amount of $0.5 million was paid January 12, 2024, to holders of record on December 29, 2023.